UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lesa Sroufe & Co.
Address: 1200 Fifth Avenue, Suite 1200
         Seattle, WA  98101

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Shaun E. Corry
Title:     Chief Compliance Officer
Phone:     206-838-8385

Signature, Place, and Date of Signing:

 /s/ Shaun E. Corry     Seattle, WA     April 18, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total:    $203,731 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 BERKSHIRE HTWY CLA100 SH Common Stock     084990175      244      200 SH       Sole                      200
ABBOTT LABORATORIES            Common Stock     002824100     8498   138656 SH       Sole                   113756             24900
AMERISERV FINANCIAL INC        Common Stock     03074A102      273   100000 SH       Sole                   100000
ANGLOGOLD ASHANTI LTD          Sponsored ADR    035128206     5649   152997 SH       Sole                   137997             15000
ARCHER-DANIELS MIDLAND CO      Common Stock     039483102     7264   229440 SH       Sole                   186540             42900
AT&T INC                       Common Stock     00206R102     6399   204915 SH       Sole                   164765             40150
BANK OF UTICA NY NON VTG       Common Stock     065437204      345     1000 SH       Sole                     1000
BARRICK GOLD CORP CAD          Common Stock     067901108      379     8716 SH       Sole                     8716
BRT REALTY TRUST               Common Stock     055645303      140    20000 SH       Sole                    20000
CHEVRON CORP                   Common Stock     166764100      519     4842 SH       Sole                     4842
CISCO SYSTEMS INC              Common Stock     17275r102     7873   372269 SH       Sole                   312069             60200
CITIGROUP INC                  Common Stock     172967424     1373    37561 SH       Sole                       11             37550
COMMERZBANK AG ADR             Sponsored ADR    202597308       51    20000 SH       Sole                    20000
DELL INC                       Common Stock     24702R101     6601   397793 SH       Sole                   334793             63000
ELI LILLY & CO                 Common Stock     532457108     7076   175727 SH       Sole                   141327             34400
ENCANA CORP                    Common Stock     292505104     4582   233162 SH       Sole                   184762             48400
EXXON MOBIL CORP               Common Stock     30231G102      330     3804 SH       Sole                     3804
FLEXTRONICS INTERNATIONAL LTD  Common Stock     Y2573F102     5541   767406 SH       Sole                   635406            132000
FORD MOTOR CO                  Common Stock     345370860     8861   710311 SH       Sole                   583311            127000
GENERAL ELECTRIC CO            Common Stock     369604103     7989   398049 SH       Sole                   328449             69600
INTEL CORP                     Common Stock     458140100     9313   331250 SH       Sole                   283350             47900
INTL BUSINESS MACHINES CORP    Common Stock     459200101      305     1463 SH       Sole                     1463
ISHARES GOLD TRUST             Ishares          464285105      164    10050 SH       Sole                    10050
L 3 COMMUNICATIONS INC         Common Stock     502424104     7191   101611 SH       Sole                    84011             17600
LEGG MASON INC                 Common Stock     524901105     6598   236218 SH       Sole                   192228             43990
M & T BANK CORP                Common Stock     55261F104     2475    28483 SH       Sole                    28483
MERCK & CO INC                 Common Stock     58933y105     7501   195339 SH       Sole                   159139             36200
MICROSOFT CORP                 Common Stock     594918104      777    24098 SH       Sole                    24098
NEWMONT MINING CORP            Common Stock     651639106     6352   123895 SH       Sole                   113695             10200
NOKIA CORP SPONSORED ADR       Sponsored ADR    654902204     6909  1258455 SH       Sole                  1058455            200000
OMEROS CORPORATION             Common Stock     682143102      195    19639 SH       Sole                    19639
PAN AMERN SILVER CORP          Common Stock     697900108     4717   213809 SH       Sole                   178809             35000
PFIZER INC                     Common Stock     717081103     8490   374907 SH       Sole                   310257             64650
PORTLAND GENERAL ELECTRIC CO   Common Stock     736508847     7074   283173 SH       Sole                   232073             51100
PROSHARES SHORT S&P500         Common Stock     74347R503     4908   137239 SH       Sole                   137239
REDWOOD TRUST INC              Common Stock     758075402     4302   384123 SH       Sole                   274623            109500
SEACO LTD ORD                  Common Stock     G79441104        1    20000 SH       Sole                    20000
SOUTHWEST AIRLINES CO          Common Stock     844741108     6123   743051 SH       Sole                   599151            143900
SPDR GOLD TR GOLD SHS          Ishares          78463V107     5835    35990 SH       Sole                    31790              4200
TECO ENERGY INC                Common Stock     872375100     6550   373235 SH       Sole                   303235             70000
TIDEWATER INC                  Common Stock     886423102     1010    18689 SH       Sole                     1989             16700
TOTAL S A ADR                  Sponsored ADR    89151E109     6179   120866 SH       Sole                    95366             25500
WAL-MART STORES INC            Common Stock     931142103     6291   102795 SH       Sole                    78495             24300
WALGREEN CO                    Common Stock     931422109     6244   186455 SH       Sole                   149255             37200
WASHINGTON FEDERAL INC         Common Stock     938824109     8240   489613 SH       Sole                   395013             94600
                                                            203731
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